Bank Loans (Details)			12 Months Ended
	Feb. 04, 2021 USD ($)	Feb. 04, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 04, 2021 CNY (¥)
Bank Loans (Details) [Line Items]
Interest expenses related to bank loans			$ 2,795,662	$ 1,319,925	$ 180,408
Total received	$ 1,548,491	¥ 10,000,000
Receivables due from customers	$ 2,013,038					¥ 13,000,000
Bank Loans [Member]
Bank Loans (Details) [Line Items]
Interest expenses related to bank loans			$ 226,296	$ 266,126	$ 228,806
Short-Term Debt [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate on short-term bank loans outstanding			4.53%	4.86%
Interest rate for bank loans			4.60%	4.87%	6.26%